Debt - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Sep. 17, 2012	Jan. 26, 2011
Debt Instrument [Line Items]
Aggregate principal amount of senior notes	$ 400,000,000		$ 400,000,000
Loan amount	717,700,000
Capitalized interest	0
Inter company loan, amount		102,100,000
Less Than [Member]
Debt Instrument [Line Items]
Capitalized interest		100,000
Economic Development Loan [Member]
Debt Instrument [Line Items]
Interest percentage	2.00%
Loan amount				500,000
Maturity period of loan	5 years
Annual principal payments	100,000
Principal and interest payments commencing	Oct. 01, 2013
Senior Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount of senior notes					400,000,000
Interest percentage					8.625%
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Senior secured credit facilities					375,000,000
Debt instrument maturity date	Jan. 26, 2016
Senior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facilities					300,000,000
Debt instrument maturity date	Jul. 26, 2017
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facilities					75,000,000
Letters of credit outstanding amount	6,500,000		6,500,000
Availability of senior secured revolving facility	38,500,000		48,500,000
Borrowings outstanding under credit facilities	$ 30,000,000		$ 20,000,000